Goodwill by Business Segments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 142,773	$ 142,773	$ 142,773
Direct-to-Consumer North America [Member]
Goodwill [Line Items]
Goodwill		48,779
Direct-to-Consumer International [Member]
Goodwill [Line Items]
Goodwill		6,682
Indirect-to-Consumer North America [Member]
Goodwill [Line Items]
Goodwill		22,719
Indirect-to-consumer International [Member]
Goodwill [Line Items]
Goodwill		$ 64,593